UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07959

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-5340

Eric M. Banhazl
Advisors Series Trust
2020 E. Financial Way, Suite 100
Glendora, California 91741
(Name and Address of Agent for Service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
San Francisco, California 94105

Date of fiscal year end: April 30

Date of reporting period: June 30, 2004

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Segall Bryant & Hamill Mid Cap Fund

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

10/30/03 - A	Affiliated Computer Services, Inc. *ACS*		008190100		09/19/03		5,700
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Darwin Deason --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Jeffrey A. Rich --- For
	1.3	Elect Director Mark A. King --- For
	1.4	Elect Director Joseph P. O'Neill --- For
	1.5	Elect Director Frank A. Rossi --- For
	1.6	Elect Director J. Livingston Kosberg --- For
	1.7	Elect Director Dennis McCuistion --- For
	2	Approve Executive Incentive Bonus Plan	For	For			Mgmt

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

	3	Ratify Auditors	For	For			Mgmt

04/27/04 - A	ALCON INC *ACL*		H01301102		03/18/04		4,575
Meeting for Holders of ADRs
	1	APPROVAL OF THE 2003 ANNUAL REPORT AND ACCOUNTS OF ALCON, INC. AND THE 2003 CONSOLIDATED FINANCIAL STATEMENTS OF ALCON, INC. AND SUBSIDIARIES	For	For			Mgmt
	2	APPROPRIATION OF AVAILABLE EARNINGS AND PROPOSED DIVIDEND TO SHAREHOLDERS FOR THE FINANCIAL YEAR 2003	For	For			Mgmt
	3	DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTORS	For	For			Mgmt
	4	ELECTION TO THE BOARD OF DIRECTORS OF: WERNER J. BAUER	For	For			Mgmt
	5	ELECTION TO THE BOARD OF DIRECTORS OF: FRANCISCO CASTANER	For	For			Mgmt
	6	ELECTION TO THE BOARD OF DIRECTORS OF: LODEWIJK J.R. DE VINK	For	For			Mgmt
	7	ELECTION OF KPMG KLYNVELD PEAT MARWICK GOERDELER SA, ZURICH, AS GROUP AND PARENT COMPANY AUDITORS	For	For			Mgmt
	8	ELECTION OF ZENSOR REVISIONS AG, ZUG, AS SPECIAL AUDITORS	For	For			Mgmt

05/11/04 - A	Altera Corp. *ALTR*		021441100		03/16/04		12,675
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director John P. Daane --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Robert W. Reed --- For
	1.3	Elect Director Charles M. Clough --- For
	1.4	Elect Director Robert J. Finocchio Jr --- For
	1.5	Elect Director Kevin Mcgarity --- For
	1.6	Elect Director Paul Newhagen --- For
	1.7	Elect Director William E. Terry --- For
	1.8	Elect Director Susan Wang --- For
	2	Amend Stock Option Plan	For	For			Mgmt
V. Vote Recommendation The total cost of the company's plans of 12.23 percent is within the allowable cap for this company of 12.66 percent. Additionally, this plan expressly forbids repricing.
	3	Amend Employee Stock Purchase Plan	For	For			Mgmt

ISS approves of this item because the plan complies with Section 423 of the Internal Revenue Code, the number of shares being added is relatively conservative, the offering period is reasonable, and there are limitations on participation.

	4	Ratify Auditors	For	For			Mgmt
	5	Approve Option Expensing	Against	For			ShrHoldr

ISS supports the general principle motivating this non-binding proposal. In the wake of financial reporting problems and excessive executive compensation at companies like Enron Corp., Worldcom Inc., and Tyco International Ltd., we agree with the growing investor consensus that companies should expense the costs associated with stock options in order to increase the accuracy of their financial statements. Although companies can choose to expense options, the Financial Accounting Standards Board (FASB) does not require it. Since the expensing of options lowers earnings, most companies have elected not to do so. Instead, most companies have opted to disclose option values only in the footnotes to their annual reports.        In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

05/04/04 - A	Ambac Financial Group, Inc. *ABK*		023139108		03/09/04		4,785
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Phillip B. Lassiter --- For
We recommend a vote FOR all the directors.
	1.2	Elect Director Michael A. Callen --- For
	1.3	Elect Director Renso L. Caporali --- For
	1.4	Elect Director Jill M. Considine --- For
	1.5	Elect Director Richard Dulude --- For
	1.6	Elect Director Robert J. Genader --- For
	1.7	Elect Director W. Grant Gregory --- For
	1.8	Elect Director Laura S. Unger --- For
	1.9	Elect Director Henry D. G. Wallace --- For
	2	Increase Authorized Common Stock	For	For			Mgmt
The requested increase of 150,000,000 shares is below the allowable threshold of 260,000,000 shares. We recommend a vote FOR this proposal.
	3	Amend Non-Employee Director Omnibus Stock Plan	For	For			Mgmt
V. Vote Recommendation The total cost of the company's plans of 8.15 percent is within the allowable cap for this company of 10.93 percent.
	4	Ratify Auditors	For	For			Mgmt

06/10/04 - A	American Power Conversion Corp. *APCC*		029066107		04/14/04		9,300
	1	Fix Number of Directors	For	For			Mgmt
	2	Elect Directors	For	Split			Mgmt
	2.1	Elect Director Rodger B. Dowdell, Jr. --- Withhold

We recommend a vote FOR the directors with the exceptions of insiders Rodger B. Dowdell, Jr., Emanuel E. Landsman and Neil E. Rasmussen and affiliated outsider Ervin F. Lyon. We recommend that shareholders WITHHOLD votes from Rodger B. Dowdell, Jr., Emanuel E. Landsman and Neil E. Rasmussen for failure to establish a majority independent board. We also recommend that shareholders WITHHOLD votes from Ervin F. Lyon for standing as an affiliated outsider on the Audit, Compensation and Nominating committees and for failure to establish a majority independent board.

	2.2	Elect Director Emanuel E. Landsman --- Withhold
	2.3	Elect Director Neil E. Rasmussen --- Withhold
	2.4	Elect Director Ervin F. Lyon --- Withhold
	2.5	Elect Director James D. Gerson --- For
	2.6	Elect Director John G. Kassakian --- For
	2.7	Elect Director John F. Keane, Sr. --- For
	2.8	Elect Director Ellen B. Richstone --- For
	3	Approve Omnibus Stock Plan	For	For			Mgmt
V. Vote Recommendation The total cost of the company's plans of 9.41 percent is within the allowable cap for this company of 10.68 percent. Additionally, this plan expressly forbids repricing.
	4	Ratify Auditors	For	For			Mgmt

12/18/03 - S	Apache Corp. *APA*		037411105		10/29/03		3,040
	1	Increase Authorized Common Stock	For	For			Mgmt
The requested increase of 215,000,000 shares is below the allowable threshold of 354,750,000 shares.

05/06/04 - A	Apache Corp. *APA*		037411105		03/17/04		6,080
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Eugene C. Fiedorek --- For

We recommend a vote FOR the directors with the exception of affiliated outsider F. H. Merelli. We recommend that shareholders WITHHOLD votes from F. H. Merelli for standing as an affiliated outsider on the Audit Committee.

	1.2	Elect Director Patricia Albjerg Graham --- For
	1.3	Elect Director F. H. Merelli --- Withhold
	1.4	Elect Director Raymond Plank --- For
	2	Report on Greenhouse Gas Emissions	Against	For			ShrHoldr

In this case, Apache provides some disclosure on environmental topics in certain sections of the company's web site. However, ISS notes that this information is generally broad in scope and does not discuss company performance in significant detail. Further, while we commend the company for its programs to address greenhouse gas emissions abroad and commitments to future activities and transparency initiatives domestically, we note that current communication of these policies and programs is not as comprehensive as some companies in the industry. Therefore, while ISS does not believe that the creation of a separate committee is necessary per se, company policies on this issue and publicizing the findings in a report would be in line with the company's commitment to long-term environmental stewardship and in the best long-term interests of shareholders. As such, we recommend a vote for this proposal.

06/10/04 - A	Avocent Corporation *AVCT*		053893103		04/30/04		7,400
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

09/27/03 - A	Biomet, Inc. *BMET*		090613100		08/07/03		6,550
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/20/04 - A	C.H. Robinson Worldwide, Inc. *CHRW*		12541W100		03/22/04		7,850
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/20/04 - A	CDW Corp. *CDWC*		12512N105		04/01/04		3,450
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Michelle L. Collins --- For
	1.2	Elect Director Casey G. Cowell --- For
	1.3	Elect Director John A. Edwardson --- For
	1.4	Elect Director Daniel S. Goldin --- For
	1.5	Elect Director Donald P. Jacobs --- For
	1.6	Elect Director Michael P. Krasny --- For
	1.7	Elect Director Terry L. Lengfelder --- For
	1.8	Elect Director Susan D. Wellington --- For
	1.9	Elect Director Brian E. Williams --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Non-Employee Director Omnibus Stock Plan	For	Against			Mgmt

                                                    V. Vote Recommendation        We commend the company for expressly forbidding the repricing of stock options under the plan. However, the total cost of the company's plans of 11.53 percent is above the allowable cap for this company of 10.16 percent.

05/12/04 - A	Charles River Laboratories International, Inc. *CRL*		159864107		03/15/04		6,900
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director James C. Foster --- For

We recommend a vote FOR the directors with the exception of affiliated outsider George M. Milne. We recommend that shareholders WITHHOLD votes from George M. Milne for standing as an affiliated outsider on the Compensation Committee.

	1.2	Elect Director Robert Cawthorn --- For
	1.3	Elect Director Stephen D. Chubb --- For
	1.4	Elect Director George E. Massaro --- For
	1.5	Elect Director George M. Milne --- Withhold
	1.6	Elect Director Douglas E. Rogers --- For
	1.7	Elect Director Samuel O. Thier --- For
	1.8	Elect Director William H. Waltrip --- For
	2	Ratify Auditors	For	For			Mgmt

04/29/04 - A	ChoicePoint Inc. *CPS*		170388102		03/10/04		7,200
	1	Elect Directors	For	For			Mgmt
	2	Approve Deferred Compensation Plan	For	For			Mgmt

We recommend a vote for this proposal. This proposal would allow non-employee directors and key employees to defer their compensation in the form of stock which would further align their interests with those of shareholders. While key employees can receive contributions from the company in addition to their deferrals, this proposal would alter the medium of exchange from cash to common stock.

	3	Ratify Auditors	For	For			Mgmt

10/14/03 - A	Cintas Corp. *CTAS*		172908105		08/18/03		5,025
	1	Fix Number of Directors	For	For			Mgmt
	2	Elect Directors	For	Split			Mgmt
	2.1	Elect Director Richard T. Farmer --- Withhold

We recommend a vote FOR the directors with the exceptions of David C. Phillips, Roger L. Howe, Robert J. Herbold, Gerald V. Dirvin, Paul R. Carter, and Richard T. Farmer. We recommend that shareholders WITHHOLD votes from Richard T. Farmer for standing as an insider on the Nominating Committee, Roger L. Howe for standing as an affiliated outsider on the Audit Committee, Compensation, and Nominating Committees, David C. Phillips for standing as an affiliated outsider on the Nominating Committee, and Audit Committee members Roger L. Howe, Robert J. Herbold, Gerald V. Dirvin, and Paul R. Carter for paying excessive non-audit fees.

	2.2	Elect Director Robert J. Kohlhepp --- For
	2.3	Elect Director Scott D. Farmer --- For
	2.4	Elect Director Paul R. Carter --- Withhold
	2.5	Elect Director Gerald V. Dirvin --- Withhold
	2.6	Elect Director Robert J. Herbold --- Withhold
	2.7	Elect Director Roger L. Howe --- Withhold
	2.8	Elect Director David C. Phillips --- Withhold
	3	Approve Non-Employee Director Stock Option Plan	For	For			Mgmt
Vote Recommendation The total cost of the company's plans of 3.26 percent is within the allowable cap for this company of 5.85 percent.
Shareholder Proposals
	4	Expense Stock Options	Against	For			ShrHoldr

In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. We believe that stock options should be expensed along with other forms of compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

	5	Establish a Nominating Committee of Independent Directors	Against	For			ShrHoldr

An independent nominating committee is one way to assure that shareholder interests will be adequately represented by a board that is independent of management and that does not have an interest in the company that differs from the interests of other shareholders.

	6	Require Majority of Independent Directors on Board	Against	For			ShrHoldr

An independent board is one way to assure that shareholder interests will be adequately represented by a board that is independent of management and that does not have an interest in the company that differs from the interests of other shareholders.

	7	Report on Code of Conduct	Against	Against			ShrHoldr
Given that the company already has existing policies in place, we do not believe that support of this proposal is warranted at this time.

04/28/04 - A	City National Corp. *CYN*		178566105		03/01/04		3,225
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Russell Goldsmith --- For
We recommend a vote FOR the directors with the exception of affiliated outsider Ronald L. Olson. We recommend that shareholders WITHHOLD votes from Ronald L. Olson for poor attendance.
	1.2	Elect Director Michael L. Meyer --- For
	1.3	Elect Director Ronald L. Olson --- Withhold
	2	Amend Omnibus Stock Plan	For	For			Mgmt
V. Vote Recommendation The total cost of the company's plans of 7.62 percent is within the allowable cap for this company of 8.59 percent. Additionally, this plan expressly forbids repricing.
	3	Amend Executive Incentive Bonus Plan	For	For			Mgmt

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

05/18/04 - A	Comerica Inc. *CMA*		200340107		03/22/04		5,525
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Ralph W. Babb, Jr. --- For
We recommend a vote FOR the directors.
	1.2	Elect Director James F. Cordes --- For
	1.3	Elect Director Peter D. Cummings --- For
	1.4	Elect Director Todd W. Herrick --- For
	1.5	Elect Director William P. Vititoe --- For
	1.6	Elect Director Kenneth L. Way --- For
	2	Approve Employee Stock Purchase Plan	For	For			Mgmt

ISS approves of this plan because: (i) the number of shares being reserved is relatively conservative, (ii) the company's matching contribution is reasonable, (iii) there is no voting power dilution associated with the plan. Moreover, all the shares can be purchased in the open market.

	3	Approve Non-Employee Director Omnibus Stock Plan	For	For			Mgmt
V. Vote Recommendation The total cost of the company's plans of 4.56 percent is within the allowable cap for this company of 9.11 percent. Additionally, this plan expressly forbids repricing.
	4	Ratify Auditors	For	For			Mgmt

05/04/04 - A	Danaher Corp. *DHR*		235851102		03/10/04		2,500
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Steven M. Rales --- For
	1.2	Elect Director John T. Schwieters --- For
	1.3	Elect Director Alan G. Spoon --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Stock Option Plan	For	For			Mgmt
V. Vote Recommendation The total cost of the company's plans of 5.56 percent is within the allowable cap for this company of 12.37 percent. Additionally, this plan expressly forbids repricing.
	4	Develop Charter Language on Board Diversity	Against	Against			ShrHoldr

ISS believes in transparency for shareholders as a matter of good corporate governance and believes that shareholders should have access to material information about their company's practices and procedures. For this reason, ISS generally supports shareholder requests for companies to prepare reports on board diversification initiatives. However, this proposal goes beyond simply asking the company to report on its nomination processes, and to adopt specific charter language to formalize efforts to locate qualified women and minorities to serve on the board.         In this case, we note that Danaher has not addressed diversity on its board to the degree of some industry peers. However, in the last year the company has created an independent nominating committee, and includes information on the director selection process in the company's public filings. While this action does not specifically address the concerns noted in this proposal, it does show an effort to improve Danaher's corporate governance principles. Further, we note that the structure of this proposal calls not only for increased efforts in retaining qualified women and minorities, but also the adoption of certain charter language that would formally outline this process. ISS agrees with the proponents that a company can benefit from directors that represent diverse backgrounds and experience; however, we do not necessarily advocate the application of specific charter language that recommends considering race and gender as qualifying factors in retaining directors. Therefore, while we believe that the company should continuously evaluate policies on retaining qualified candidates for board positions, including women and minorities, ISS does not believe that shareholder support for this proposal is necessary at this time.

05/07/04 - A	Ecolab, Inc. *ECL*		278865100		03/16/04		9,515
	1	Elect Directors	For	For			Mgmt
	2	Amend Executive Incentive Bonus Plan	For	For			Mgmt

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

	3	Approve Employee Stock Purchase Plan	For	For			Mgmt

ISS approves of this item because: (1) the number of shares being added is relatively conservative, (2) the company's matching contribution is reasonable, and (3) there is no voting power dilution associated with the plan.

	4	Ratify Auditors	For	For			Mgmt

05/19/04 - A	Everest Re Group LTD *RE*		G3223R108		03/24/04		3,645
Meeting for Holders of ADRs
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Kenneth J. Duffy --- For
These are routine board elections.
	1.2	Elect Director Joseph V. Taranto --- For
	2	Ratify Auditors	For	For			Mgmt
This is a routine item.

01/15/04 - A	Family Dollar Stores, Inc. *FDO*		307000109		11/24/03		5,500
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Howard R. Levine --- For
We recommend a vote FOR the directors.
	1.2	Elect Director George R. Mahoney, Jr. --- For
	1.3	Elect Director Mark R. Bernstein --- For
	1.4	Elect Director Sharon Allred Decker --- For
	1.5	Elect Director Edward C. Dolby --- For
	1.6	Elect Director Glenn A. Eisenberg --- For
	1.7	Elect Director James G. Martin --- For
	2	Approve Non-Employee Director Stock Option Plan	For	For			Mgmt
Vote Recommendation The total cost of the company's plans of 4.52 percent is within the allowable cap for this company of 7.79 percent.
	3	Ratify Auditors	For	For			Mgmt

05/13/04 - A	Gentex Corp. *GNTX*		371901109		03/19/04		8,200
	1	Elect Directors	For	For			Mgmt
	2	Amend Stock Option Plan	For	For			Mgmt
	3	Increase Authorized Common Stock	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt

06/09/04 - A	GLOBAL SANTA FE CORP.(formerly Santa Fe International Corp) *GSF*		G3930E101		04/07/04		9,650
Meeting for Holders of ADRs
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Ferdinand A. Berger --- For
These are routine reappointments.
	1.2	Elect Director Khaled R. Al-Haroon --- For
	1.3	Elect Director Edward R. Muller --- For
	1.4	Elect Director Paul J. Powers --- For
	1.5	Elect Director John L. Whitmire --- For
	2	PROPOSAL TO APPROVE A SPECIAL RESOLUTION TO AMEND THE COMPANY S AMENDED AND RESTATED ARTICLES OF ASSOCIATION TO PERMIT TELEPHONIC AND INTERNET VOTING BY RECORD SHAREHOLDERS.	For	For			Mgmt

ISS believes the appointment of telephonic and electronic voting is a positive change as it would facilitate voting especially by overseas institutional investors. With greater shareholder participation in voting, this should, theoretically, increase the board's accountability to shareholders. Therefore, we support this resolution.

	3	PROPOSAL TO APPROVE A SPECIAL RESOLUTION TO AMEND THE COMPANY S AMENDED AND RESTATED ARTICLES OF ASSOCIATION TO REMOVE THE LANGUAGE NO SHARE OWNERSHIP QUALIFICATION FOR DIRECTORS SHALL BE REQUIRED.	For	For			Mgmt

Because removing the restrictions on the establishment of stock ownership guidelines could better align the interests of shareholders and directors, it is recommended that shareholders support this item.

	4	PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS OF THE COMPANY AND ITS SUBSIDIARIES FOR THE YEAR ENDING DECEMBER 31, 2004.	For	For			Mgmt
This is a routine item.

04/23/04 - A	Graco Inc. *GGG*		384109104		02/23/04		7,325
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

02/17/04 - A	Health Management Associates, Inc. *HMA*		421933102		12/19/03		7,425
	1	Elect Directors	For	For			Mgmt

10/30/03 - A	Intuit, Inc. *INTU*		461202103		09/02/03		6,510
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Stephen M. Bennett --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Christopher W. Brody --- For
	1.3	Elect Director William V. Campbell --- For
	1.4	Elect Director Scott D. Cook --- For
	1.5	Elect Director L. John Doerr --- For
	1.6	Elect Director Donna L. Dubinsky --- For
	1.7	Elect Director Michael R. Hallman --- For
	1.8	Elect Director Stratton D. Sclavos --- For
	2	Amend Employee Stock Purchase Plan	For	For			Mgmt

ISS approves of this item because the plan complies with Section 423 of the Internal Revenue Code, the number of shares being added is relatively conservative, the offering period is reasonable, and there are limitations on participation.

	3	Ratify Auditors	For	For			Mgmt

01/13/04 - A	Jabil Circuit, Inc. *JBL*		466313103		11/14/03		7,000
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director William D. Morean --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Thomas A. Sansone --- For
	1.3	Elect Director Timothy L. Main --- For
	1.4	Elect Director Lawrence J. Murphy --- For
	1.5	Elect Director Mel S. Lavitt --- For
	1.6	Elect Director Steven A. Raymund --- For
	1.7	Elect Director Frank A. Newman --- For
	1.8	Elect Director Laurence S. Grafstein --- For
	2	Amend Omnibus Stock Plan	For	For			Mgmt

Vote Recommendation        The total cost of the company's proposed share increase amendment to the 2002 Incentive Plan and all outstanding plans of 10.38 percent is within the allowable cap for this company of 12.41 percent. Furthermore, the amendment expressly prohibits the repricing of outstanding stock options granted under the Incentive Plan. The third proposed amendment seeks shareholder approval for certain modifications or amendments to the Incentive Plan that are deemed material.

	3	Ratify Auditors	For	For			Mgmt

02/10/04 - A	Jacobs Engineering Group Inc. *JEC*		469814107		01/05/04		6,775
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/24/04 - A	Jefferies Group, Inc *JEF*		472319102		03/26/04		5,875
	1	Elect Directors	For	For			Mgmt
	2	Increase Authorized Common Stock	For	Against			Mgmt

04/28/04 - A	Kohl's Corp. *KSS*		500255104		03/03/04		4,125
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Wayne Embry --- For

ISS recommends that shareholders vote FOR Wayne Embry and Frank V. Sica, but WITHHOLD votes from the other nominees. We recommend that shareholders WITHHOLD votes from affiliated outsider John F. Herma for standing as an affiliated outsider on the Audit and Nominating committees and for failure to establish a majority independent board and R. Lawrence Montgomery for failure to establish a majority independent board.

	1.2	Elect Director John F. Herma --- Withhold
	1.3	Elect Director R. Lawrence Montgomery --- Withhold
	1.4	Elect Director Frank V. Sica --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Performance-Based Stock/Indexed Options	Against	For			ShrHoldr
Despite the fact that certain features of the proposal may be more rigorous than others, ISS supports the underlying principal of the proposal in this case.
	4	Separate Chairman and CEO Positions	Against	For			ShrHoldr
Based on the above structure, Kohl's Corporation did not meet most of the criteria and therefore ISS recommends voting FOR this proposal.

05/27/04 - A	Lamar Advertising Company *LAMR*		512815101		04/05/04		7,075
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Anna Reilly Cullinan --- For
	1.2	Elect Director John Maxwell Hamilton --- For
	1.3	Elect Director Robert M. Jelenic --- For
	1.4	Elect Director Charles W. Lamar, III --- For
	1.5	Elect Director Stephen P. Mumblow --- For
	1.6	Elect Director Thomas V. Reifenheiser --- For
	1.7	Elect Director Kevin P. Reilly, Jr. --- For
	2	Amend Omnibus Stock Plan	For	For			Mgmt
V. Vote RecommendationThe total cost of the company's plan is 3.80 percent, which is within the allowable cap for this company of 12.30 percent.

11/05/03 - A	Linear Technology Corp. *LLTC*		535678106		09/08/03		3,450
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Robert H. Swanson, Jr. --- Withhold

We recommend a vote FOR the directors with the exception of insider Robert H. Swanson, Jr. We recommend that shareholders WITHHOLD votes from Robert H. Swanson, Jr., for failure to establish an independent nominating committee.

	1.2	Elect Director David S. Lee --- For
	1.3	Elect Director Leo T. McCarthy --- For
	1.4	Elect Director Richard M. Moley --- For
	1.5	Elect Director Thomas S. Volpe --- For
	2	Ratify Auditors	For	For			Mgmt

04/30/04 - A	Littelfuse, Inc. *LFUS*		537008104		03/12/04		10,950
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/06/04 - A	Mettler-Toledo International Inc. *MTD*		592688105		03/08/04		6,675
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Robert F. Spoerry --- For
	1.2	Elect Director Philip Caldwell --- For
	1.3	Elect Director John T. Dickson --- For
	1.4	Elect Director Philip H. Geier --- For
	1.5	Elect Director John D. Macomber --- For
	1.6	Elect Director Hans Ulrich Maerki --- For
	1.7	Elect Director George M. Milne, Jr. --- For
	1.8	Elect Director Thomas P. Salice --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
V. Vote Recommendation The total cost of the company's plans of 10.93 percent is within the allowable cap for this company of 12.51 percent. Additionally, this plan expressly forbids repricing.

08/15/03 - A	Microchip Technology, Inc. *MCHP*		595017104		06/20/03		7,025
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Steve Sanghi --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Albert J. Hugo-Martinez --- For
	1.3	Elect Director L.B. Day --- For
	1.4	Elect Director Matthew W. Chapman --- For
	1.5	Elect Director Wade F. Meyercord --- For
	2	Amend Employee Stock Purchase Plan	For	For			Mgmt

ISS approves of this item because the plan complies with Section 423 of the Internal Revenue Code, the number of shares being added is relatively conservative, the offering period is reasonable, and there are limitations on participation.

	3	Amend Employee Stock Purchase Plan	For	For			Mgmt

ISS approves of this item because the plan complies with Section 423 of the Internal Revenue Code, the number of shares being added is relatively conservative, the offering period is reasonable, and there are limitations on participation.

05/14/04 - A	Pactiv Corp. *PTV*		695257105		03/19/04		9,050
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

09/08/03 - A	Patterson Cos Inc. *PDCO*		703412106		07/14/03		6,650
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/19/04 - A	Performance Food Group Co. *PFGC*		713755106		03/29/04		9,100
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Mary C. Doswell --- For
	1.2	Elect Director Fred C. Goad, Jr. --- For
	1.3	Elect Director Robert C. Sledd --- For
	2	Amend Employee Stock Purchase Plan	For	For			Mgmt

ISS approves of this item because the plan complies with Section 423 of the Internal Revenue Code, the number of shares being added is relatively conservative, the offering period is reasonable, and there are limitations on participation.

05/18/04 - A	Principal Financial Group, Inc. *PFG*		74251V102		03/19/04		5,550
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director David J. Drury --- For
	1.2	Elect Director C. Daniel Gelatt --- For
	1.3	Elect Director Sandra L. Helton --- For
	1.4	Elect Director Federico F. Pena --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For			Mgmt

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

05/26/04 - A	Radio One, Inc. *ROIA*		75040P108		04/16/04		16,100
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Brian W. Mcneill --- For

For the holders of Class A common stock, voting as a single class, we recommend a vote FOR the directors.        For the holders of Class A and Class B common stock, voting as a single class, we recommend a vote FOR the directors with the exceptions of affiliated outsider L. Ross Love and insiders Alfred C. Liggins III and Catherine L. Hughes. We recommend that shareholders WITHHOLD votes from L. Ross Love for standing as an affiliated outsider on the Audit Committee and from Alfred C. Liggins III and Catherine L. Hughes for standing as insiders on the Nominating Committee.

	1.2	Elect Director Terry L. Jones --- For
	1.3	Elect Director Catherine L. Hughes --- Withhold
	1.4	Elect Director Alfred C. Liggins III --- Withhold
	1.5	Elect Director D. Geoffrey Armstrong --- For
	1.6	Elect Director L. Ross Love --- Withhold
	1.7	Elect Director Ronald E. Blaylock --- For
	2	Amend Omnibus Stock Plan	For	Against			Mgmt
V. Vote Recommendation The total cost of the company's plans of 27.33 percent is above the allowable cap for this company of 19.69 percent.
	3	Ratify Auditors	For	For			Mgmt

07/23/03 - A	Rayovac Corporation *ROV*		755081106		06/02/03		18,825
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/11/04 - A	Republic Services, Inc. *RSG*		760759100		03/18/04		10,225
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director James E. O'Connor --- For
	1.2	Elect Director Harris W. Hudson --- For
	1.3	Elect Director John W. Croghan --- For
	1.4	Elect Director W. Lee Nutter --- For
	1.5	Elect Director Ramon A. Rodriguez --- For
	1.6	Elect Director Allan C. Sorensen --- For
	2	Adjourn Meeting	For	Against			Mgmt
Once their votes have been cast, there is no justification for spending more money to continue pressing shareholders for more votes.

11/18/03 - A	Respironics, Inc. *RESP*		761230101		10/03/03		5,925
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Joseph C. Lawyer --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Sean McDonald --- For
	1.3	Elect Director John C. Miles II --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt

05/04/04 - A	Robert Half International Inc. *RHI*		770323103		03/11/04		10,475
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/26/04 - A	Roper Industries, Inc. *ROP*		776696106		03/31/04		8,650
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Brian D. Jellison --- For
	1.2	Elect Director W. Lawrence Banks --- For
	1.3	Elect Director David W. Devonshire --- For
	1.4	Elect Director John F. Fort III --- For
	2	Amend Omnibus Stock Plan	For	For			Mgmt

The company will be entitled to a business expense deduction due to the favorable tax treatment attributable to Section 162(m). Additionally, this proposal does not seek to authorize an increase in the number of shares available for issuance under the plan. As such the proposed amendments do not incur any additional costs on shareholders. ISS believes the proposal warrants shareholder approval.

	3	Other Business	For	Against			Mgmt
As we cannot know the content of these issues, we do not recommend that shareholders approve this request.

05/25/04 - A	Royal Caribbean Cruises Ltd. *RCL*		V7780T103		03/26/04		9,500
Meeting for Holders of ADRs
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Tor B. Arneberg --- For
Despite these shortcomings, director elections are standard proposals at annual meetings, and these concerns would not be enough to lead us to oppose these candidates.
	1.2	Elect Director William L. Kimsey --- For
	1.3	Elect Director Gert W. Munthe --- For
	1.4	Elect Director Thomas J. Pritzker --- For
	2	APPROVAL OF THE AMENDED AND RESTATED 2000 STOCK AWARD PLAN.	For	For			Mgmt
	3	RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY S INDEPENDENT ACCOUNTANTS FOR 2004.	For	For			Mgmt

09/23/03 - A	Scholastic Corp. *SCHL*		807066105		08/01/03		8,530
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director John L. Davies as Common Stock Director --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Linda B. Keene as Common Stock Director --- For
	1.3	Elect Director John G. McDonald as Common Stock Director --- For
	1.4	Elect Director Richard Robinson as Class A Stock Director --- For
	1.5	Elect Director Rebeca M. Barrera as Class A Stock Director --- For
	1.6	Elect Director Ramon C. Cortines as Class A Stock Director --- For
	1.7	Elect Director Charles T. Harris III as Class A Stock Director --- For
	1.8	Elect Director Andrew S. Hedden as Class A Stock Director --- For
	1.9	Elect Director Mae C. Jemison as Class A Stock Director --- For
	1.10	Elect Director Peter M. Mayer as Class A Stock Director --- For
	1.11	Elect Director Augustus K. Oliver as Class A Stock Director --- For
	1.12	Elect Director Richard M. Spaulding as Class A Stock Director --- For
	2	Amend Employee Stock Purchase Plan	For	For			Mgmt

ISS approves of this item because the plan complies with Section 423 of the Internal Revenue Code, the number of shares being added is relatively conservative, the offering period is reasonable, and there are limitations on participation.

	3	Amend Non-Employee Director Stock Option Plan	For	Against			Mgmt
Vote Recommendation The total cost of the company's plans of 12.70 percent is above the allowable cap for this company of 9.80 percent.

04/20/04 - A	Smith International, Inc. *SII*		832110100		02/27/04		5,490
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director James R. Gibbs --- For

We recommend a vote FOR the directors with the exception of Jerry W. Neely. We recommend that shareholders WITHHOLD votes from Jerry W. Neely for standing as an affiliated outsider on the Audit and on the Compensation committees.

	1.2	Elect Director Jerry W. Neely --- Withhold
	2	Ratify Auditors	For	For			Mgmt

04/21/04 - A	SouthTrust Corp. *SOTR*		844730101		02/20/04		11,100
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Carl F. Bailey --- For
We recommend a vote FOR the directors.
	1.2	Elect Director John M. Bradford --- For
	1.3	Elect Director William C. Hulsey --- For
	1.4	Elect Director Wallace D. Malone, Jr. --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For			Mgmt

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

	4	Approve Omnibus Stock Plan	For	For			Mgmt

                                                    V. Vote Recommendation        The total cost of the company's plans of 7.78 percent is within the allowable cap for this company of 9.12 percent. In 2003, the company granted 31.10 percent of its total shares to the company's top 5 executives.

05/11/04 - A	Stericycle, Inc. *SRCL*		858912108		03/15/04		4,950
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Jack W. Schuler --- For
	1.2	Elect Director Mark C. Miller --- For
	1.3	Elect Director John P. Connaughton --- For
	1.4	Elect Director Rod F. Dammeyer --- For
	1.5	Elect Director Patrick F. Graham --- For
	1.6	Elect Director John Patience --- For
	1.7	Elect Director Thomas R. Reusche --- For
	1.8	Elect Director Peter Vardy --- For
	1.9	Elect Director L. John Wilkerson, Ph.D. --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Report on Waste Incineration	Against	Against			ShrHoldr

In this case, ISS notes that the company does not have a formal EHS report; however, it does specifically discuss the issue of waste handling and disposal in some detail on the company's website. Moreover, the company has taken some steps in the development of alternative methods of disposal and committed to reducing the use of incineration as much as possible based on applicable regulations and the economic viability these alternatives. We believe that these factors are indicative of the company's ongoing evaluation of alternatives to incineration, and demonstrate a reasonable approach to the proponent's concerns. As such, we do not believe that the requested report is necessary at this time.

05/20/04 - A	Stone Energy Corp. *SGY*		861642106		03/25/04		5,275
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director George R. Christmas --- For
	1.2	Elect Director B.J. Duplantis --- For
	1.3	Elect Director John P. Laborde --- For
	1.4	Elect Director Richard A. Pattarozzi --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
V. Vote Recommendation The total cost of the company's plans of 6.71 percent is within the allowable cap for this company of 9.15 percent. Additionally, this plan expressly forbids repricing.

05/14/04 - A	SunGard Data Systems Inc. *SDS*		867363103		03/15/04		6,900
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Gregory S. Bentley --- Withhold

We recommend a vote FOR the directors with the exception of affiliated outsider Gregory S. Bentley. We recommend that shareholders WITHHOLD votes from Gregory S. Bentley for standing as an affiliated outsider on the Audit Committee.

	1.2	Elect Director Michael C. Brooks --- For
	1.3	Elect Director Cristobal Conde --- For
	1.4	Elect Director Ramon de Oliveira --- For
	1.5	Elect Director Henry C. Duques --- For
	1.6	Elect Director Albert A. Eisenstat --- For
	1.7	Elect Director Bernard Goldstein --- For
	1.8	Elect Director Janet Brutschea Haugen --- For
	1.9	Elect Director James L. Mann --- For
	1.10	Elect Director Malcolm I. Ruddock --- For
	2	Ratify Auditors	For	For			Mgmt

04/26/04 - A	Symbol Technologies, Inc. *SBL*		871508107		03/01/04		9,437
	1	Elect Directors	For	For			Mgmt
	2	Amend Executive Incentive Bonus Plan	For	For			Mgmt

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

	3	Approve Omnibus Stock Plan	For	For			Mgmt
V. Vote Recommendation The total cost of the company's plans of 11.25 percent is within the allowable cap for this company of 12.33 percent. Additionally, this plan expressly forbids repricing.
	4	Ratify Auditors	For	For			Mgmt

11/05/03 - A	The Estee Lauder Companies Inc. *EL*		518439104		09/12/03		8,500
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Irvine O. Hockaday, Jr. --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Fred H. Langhammer --- For
	1.3	Elect Director Rose Marie Bravo --- For
	2	Approve Executive Incentive Bonus Plan	For	For			Mgmt

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

	3	Ratify Auditors	For	For			Mgmt

05/12/04 - A	Univision Communications Inc. *UVN*		914906102		03/15/04		11,450
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director A. Jerrold Perenchio --- Withhold

We recommend a vote FOR the directors with the exceptions of affiliated outsider John G. Perenchio, and insiders McHenry T. Tichenor, Jr., Ray Rodriguez, and A. Jerrold Perenchio. We recommend that shareholders WITHHOLD votes from McHenry T. Tichenor, Jr., Ray Rodriguez, John G. Perenchio, and A. Jerrold Perenchio for failure to establish a majority independent board and an independent nominating committee.

	1.2	Elect Director Fernando Aguirre --- For
	1.3	Elect Director Harold Gaba --- For
	1.4	Elect Director Alan F. Horn --- For
	1.5	Elect Director John G. Perenchio --- Withhold
	1.6	Elect Director Ray Rodriguez --- Withhold
	1.7	Elect Director McHenry T. Tichenor, Jr. --- Withhold
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
V. Vote Recommendation The total cost of the company's plans of 6.96 percent is within the allowable cap for this company of 12.71 percent. Additionally, this plan expressly forbids repricing.

05/19/04 - A	Williams-Sonoma, Inc. *WSM*		969904101		03/29/04		5,450
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director W. Howard Lester --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Edward A. Mueller --- For
	1.3	Elect Director Sanjiv Ahuja --- For
	1.4	Elect Director Adrian D.P. Bellamy --- For
	1.5	Elect Director Patrick J. Connolly --- For
	1.6	Elect Director Jeanne P. Jackson --- For
	1.7	Elect Director Michael R. Lynch --- For
	1.8	Elect Director Richard T. Robertson --- For
	2	Amend Stock Option Plan	For	For			Mgmt
V. Vote Recommendation The total cost of the company's plans of 8.89 percent is within the allowable cap for this company of 10.55 percent.
	3	Ratify Auditors	For	For			Mgmt

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADVISORS SERIES TRUST

By (Signature and Title)* /s/ Douglas G. Hess, Treasurer

Date 8/26/2004
* Print the name and title of each signing officer under his or her signature.